Other related party transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Other related party transactions

14. Other related party transactions

NXT retains as legal counsel a law firm of which one of its Directors is a partner. In 2011, NXT incurred legal expenses of $52,234 (2010 - $15,219) with this firm, for which a total of $8,719 is included in accounts payable as at December 31, 2011 (December 31, 2010 - $8,689).

In March, 2011, NXT entered into a US $150,000 SFD® survey contract with a client which has a board member who also serves on the board of directors of NXT.

In 2009 a private placement for 25,000 common shares was issued to an Officer of the Company to fulfill an obligation owing to him of $50,239.